Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 4,665	$ 919
Operating expenses:
Cost of revenue	1,884	619
Research and development	1,295	2,507
General and administrative	3,628	2,356
Total operating expenses	6,807	5,482
Loss from operations	(2,142)	(4,563)
Other income (expense):
Interest income	113	1
Amortization of discount on convertible notes	(715)
Changes in fair value of derivative liabilities	(278)
Total other income (expense), net	(880)	1
Loss before income tax expense	(3,022)	(4,562)
Income tax expense
Net loss	$ (3,022)	$ (4,562)
Net loss per share - basic (in Dollars per share)	$ (0.23)	$ (0.37)
Net loss per share - diluted (in Dollars per share)	$ (0.23)	$ (0.37)
Weighted average common shares outstanding - basic (in Shares)	13,168,345	12,298,355
Weighted average common shares outstanding - diluted (in Shares)	13,168,345	12,298,355